BRANCH SALE (Tables)	12 Months Ended
Dec. 31, 2013
BRANCH SALE [Abstract]
Schedule of summarizes estimated loans and deposits related branch sale
The Branch Sale resulted in the transfer of approximately $403.1 million of deposits in exchange for our receipt of a deposit premium of approximately $11.5 million. We also sold approximately $48.0 million of loans at a discount of 1.75% and premises and equipment totaling approximately $8.1 million. The Branch Sale also resulted in our transfer of $336.1 million of cash to the purchaser. We recorded a net gain on the Branch Sale of approximately $5.4 million. This gain is net of an allocation of $2.6 million of existing core deposit intangibles, a $2.5 million loss on the sale of premises and equipment, a $0.2 million loss on the sale of loans and $0.8 million in transaction and other related net costs.

(In thousands)
Loans:
Commercial	$27,083
Mortgage	8,074
Installment	12,797
Total loans	47,954
Allowance for loan losses	(610)
Net loans	$47,344

Deposits
Non-interest bearing	$71,718
Savings and interest bearing-checking	217,264
Retail time	114,107
Total deposits	$403,089